Cash Flow Items	12 Months Ended
Dec. 31, 2025
Cash Flow Items [Abstract]
Cash flow items
14.	Cash flow items

Adjustment for other non-cash items within operating activities:

($000s)	Notes	Years ended December 31,
		2025	2024
Loss from investment in associate	6	523	334
Environmental rehabilitation expense		-	450
Depreciation		78	136
Finance costs, net		154	250
Effects of exchange rate fluctuation on cash and cash equivalents		1,072	(1,568)
		1,827	(398)